PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2014
Cost:
Computers and peripheral equipment	$24,871	$26,647
Office furniture and equipment	10,753	10,861
Leasehold improvements	2,253	2,908

	37,877	40,416
Accumulated depreciation:
Computers and peripheral equipment	23,075	24,607
Office furniture and equipment	9,650	9,873
Leasehold improvements	1,961	2,080

	34,686	36,560

Depreciated cost	$3,191	$3,856